UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 33-72212

Aquila Three Peaks Opportunity Growth Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2013
(unaudited)

		Market
Shares	Common Stocks (97.0%)	Value	(a)

	Beverages (1.6%)
13,028	Constellation Brands, Inc.+	$620,654

	Broadcast Service/ Programming (1.0%)
18,043	Starz - Liberty Capital+	399,652

	Cable & Satellite (3.1%)
4,466	Charter Communications, Inc.+	465,268
9,142	DIRECTV+	517,529
6,227	EchoStar Corp.+	242,666
		1,225,463

	Cable/ Satellite TV (2.8%)
28,852	Dish Network Corp.	1,093,491

	Casino & Gaming (1.1%)
15,708	Ameristar Casinos, Inc.	412,021

	Catalog & Television Based Retailer (2.3%)
41,853	Liberty Interactive Corp.+	894,817

	Commercial Services (2.1%)
22,393	Iron Mountain, Inc.	813,090

	Containers - Metal/ Glass (8.1%)
21,275	Ball Corp.	1,012,265
35,617	Crown Holdings, Inc.+	1,482,023
14,218	Silgan Holdings, Inc.	671,801
		3,166,089

	Containers & Packaging Manufacturing (1.5%)
24,352	Sealed Air Corp.	587,127

	Containers - Paper/Plastic (6.4%)
53,346	Berry Plastics Group, Inc.	1,016,241
197,573	Graphic Packaging Holding Co.+	1,479,822
		2,496,063

	Data Processing/Management (0.7%)
7,340	Fidelity National Information Services, Inc.	290,811

	Flow Control Equipment (0.8%)
3,763	SPX Corp.	297,126

	Food - Canned (1.3%)
7,818	Treehouse Foods, Inc.+	509,343

	Food - Miscellaneous/Diversified (1.5%)
10,528	B&G Foods, Inc.	320,999
10,968	Pinnacle Foods, Inc.+	243,599
		564,598

	Footwear & Related Apparel (0.5%)
4,278	Wolverine World Wide, Inc.	189,815

	Funeral Services & Related Items (4.4%)
74,057	Service Corp. International	1,238,974
52,357	Stewart Enterprises, Inc.	486,397
		1,725,371

	Generic Pharmaceuticals (3.7%)
5,559	Actavis, Inc.+	512,039
31,945	Mylan, Inc.+	924,488
		1,436,527
	Health Care Supplies (3.5%)
12,599	Cooper Companies, Inc.	1,359,180

	Internet Based Services (2.1%)
6,876	Expedia, Inc.	412,629
5,345	Liberty Ventures+	403,975
		816,604

	Local Media (2.4%)
8,326	Liberty Media Corp.+	929,431

	Lodging (4.4%)
12,658	Ryman Hospitality Properties, Inc.	579,104
17,726	Starwood Hotels & Resorts Worldwide, Inc.	1,129,678
		1,708,782

	Machinery - General Industry (0.8%)
15,437	Manitowoc Company, Inc.	317,385

	Medical - Biomedical (1.0%)
3,195	Bio-Rad Laboratories, Inc.+	402,570

	Medical - Hospitals (3.9%)
37,231	HCA Holdings, Inc.	1,512,696

	Medical Products (1.5%)
6,807	Teleflex, Inc.	575,260

	Motion Pictures & Services (2.7%)
44,245	Lions Gate Entertainment Corp.+	1,051,704

	Oil & Gas Services (0.8%)
11,516	Superior Energy Services, Inc.+	299,071

	Oil Company - Exploration & Production (4.7%)
36,211	Denbury Resources, Inc.+	675,335
48,147	Halcon Resources Group+	375,065
15,533	Whiting Petroleum Corp.+	789,698
		1,840,098

	Publishing - Periodicals (2.7%)
29,183	Nielsen Holdings N.V.	1,045,335

	Real Estate Investment Trust - Diversified (5.2%)
30,930	Corrections Corporation of America	1,208,435
21,583	GEO Group, Inc.	811,952
		2,020,387

	Real Estate Investment Trust - Hotels (2.0%)
44,152	Host Hotels & Resorts, Inc.	772,218

	Real Estate Investment Trust - Specialty & Other (1.0%)
5,025	American Tower Corp.	386,523

	Rental - Auto/ Equipment (2.5%)
17,736	United Rentals, Inc.+	974,948

	Semiconductor Devices (2.4%)
31,182	NXP Semiconductors N.V.+		943,567

	Semiconductor Equipment (1.4%)
16,054	Sensata Technologies Holdings N.V.+		527,695

	Speciality Pharmaceuticals (0.6%)
2,938	Valeant Pharmaceuticals International, Inc.+		220,409

	Telecom Services (1.6%)
24,609	tw telecom holdings, inc.+		619,901

	Theaters (4.1%)
22,895	Cinemark Holdings, Inc.		674,029
28,859	National CineMedia, Inc.		455,395
29,188	Regal Entertainment Group		486,564
			1,615,988

	Waste Management (2.2%)
9,920	Covanta Holding Corp.		199,888
20,315	Republic Services, Inc.		670,395
			870,283

	Wireless Equipment (0.6%)
4,826	ViaSat, Inc.+		233,771

	Total Investments (cost $30,011,933*)	97.0%	37,765,864
	Other assets less liabilities	3.0	1,183,148
	Net Assets	100.0%	$38,949,012

	* Cost for Federal income tax and financial reporting purposes is identical.

	+ Non-income producing security.

Percent of
Portfolio Distribution	Investments
Beverages	1.6%
Broadcast Service/Programming	1.1
Cable & Satellite	3.2
Cable/ Satellite TV	2.9
Casino & Gaming	1.1
Catalog & Television Based Retailer	2.4
Commercial Services	2.1
Containers - Metal/ Glass	8.4
Containers & Packaging Manufacturing	1.6
Containers - Paper/Plastic	6.6
Data Processing/Management	0.8
Flow Control Equipment	0.8
Food - Canned	1.3
Food - Miscellaneous/Diversified	1.5
Footwear & Related Apparel	0.5
Funeral Services & Related Items	4.6
Generic Pharmaceuticals	3.8
Health Care Supplies	3.6
Internet Based Services	2.2
Local Media	2.5
Lodging	4.5
Machinery - General Industry	0.8
Medical - Biomedical	1.1
Medical - Hospitals	4.0
Medical Products	1.5
Motion Pictures & Services	2.8
Oil & Gas Services	0.8
Oil Company - Exploration & Production	4.9
Publishing - Periodicals	2.8
Real Estate Investment Trust - Diversified	5.3
Real Estate Investment Trust - Hotels	2.0
Real Estate Investment Trust - Specialty & Other	1.0
Rental - Auto/ Equipment	2.6
Semiconductor Devices	2.5
Semiconductor Equipment	1.4
Specialty Pharmaceuticals	0.6
Telecom Services	1.6
Theaters	4.3
Waste Management	2.3
Wireless Equipment	0.6
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $30,011,933 amounted to $7,753,931, which consisted of aggregate gross unrealized appreciation of $7,874,511 and aggregate gross unrealized depreciation of $120,580.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices-Common Stocks+	$37,765,864
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$37,765,864

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 28, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 28, 2013